Fair Value Measurements (Details) - USD ($)	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Total derivatives	$ 3,247,200
Fair Value, Inputs, Level 3 [Member]
Total derivatives	573,200
Derivative liability - Warrants [Member]
Total derivatives	573,200
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Total derivatives	2,674,000	$ 8,109,724
Derivative Liability - Conversion Option on Convertible Debenture [Member]
Total derivatives	2,674,000
Derivative Liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Total derivatives	$ 573,200	$ 2,533,668